MATERIAL ACCOUNTING POLICIES - Equipment (Details)	12 Months Ended
Dec. 31, 2025
Field and office equipment
Equipment
Estimated useful life (in years)	5 years
Furniture
Equipment
Estimated useful life (in years)	5 years
Vehicles
Equipment
Estimated useful life (in years)	5 years